Store Closings (Details) (Store closings, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Store closings
Change in the estimated liability for location closing costs
Balance at beginning of period	$ 153	$ 1,714	$ 1,482
Rent paid	(784)	(2,304)	(1,973)
Sublease income	512	478	413
Closed store additions	650	371	1,208
Adjustments to existing reserves	33	(106)	584
Balance at end of period	$ 564	$ 153	$ 1,714